Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following items:

	As of September 30,
	2024	2023
Referral fees	$4,155	$11,112
Advisory service fees	—	341,000
Management fees	8,849	8,305
Less: allowance for Credit losses	(88)	(87,160)
Total	$12,916	$273,257